UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                               JANUARY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.1%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
AUSTRALIA -- 4.2%
    CSL                                                   60,000   $  3,226,826
    National Australia Bank                              150,000      4,696,396
    Santos                                               450,000      3,241,698
                                                                   -------------
                                                                     11,164,920
                                                                   -------------
AUSTRIA -- 1.6%
    Wienerberger                                          70,000      4,298,820
                                                                   -------------
BELGIUM -- 1.6%
    Fortis                                               100,000      4,186,808
                                                                   -------------
BRAZIL -- 2.0%
    Cia Vale do Rio Doce ADR (A)                         160,000      5,428,800
                                                                   -------------
CANADA -- 1.7%
    Alcan                                                 90,000      4,573,958
                                                                   -------------
CHINA -- 0.5%
    PetroChina ADR(A)                                     10,000      1,233,300
                                                                   -------------
FINLAND -- 1.8%
    Nokia                                                220,000      4,799,886
                                                                   -------------
FRANCE -- 9.8%
    AXA                                                  110,000      4,622,642
    BNP Paribas                                           40,000      4,446,697
    Sanofi-Aventis                                        45,000      3,944,137
    STMicroelectronics                                   165,000      3,059,605
    Total                                                 75,000      5,048,339
    Vivendi                                              115,000      4,719,190
                                                                   -------------
                                                                     25,840,610
                                                                   -------------
GERMANY -- 5.2%
    Allianz                                               11,000      2,186,964
    Bayerische Motoren Werke                              65,000      3,952,908
    E.ON                                                  25,000      3,386,351
    MAN                                                   40,000      4,195,644
                                                                   -------------
                                                                     13,721,867
                                                                   -------------
GREECE -- 1.3%
    EFG Eurobank Ergasias                                 90,000      3,508,498
                                                                   -------------
HONG KONG -- 1.5%
    Henderson Land Development                           700,000      4,042,745
                                                                   -------------
INDIA -- 1.1%
    Infosys Technologies ADR (A)                          50,000      2,900,000
                                                                   -------------
ISRAEL -- 1.3%
    Teva Pharmaceutical ADR                              100,000      3,510,000
                                                                   -------------
ITALY -- 2.8%
    Mediaset                                             275,000      3,309,034
    Telecom Italia, Ordinary Shares                      800,000      2,351,993
    Telecom Italia, Savings Shares                       675,000      1,686,711
                                                                   -------------
                                                                      7,347,738
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                               JANUARY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
JAPAN -- 22.1%
    Asahi Breweries                                      225,000   $  3,444,941
    Asahi Glass (A)                                      350,000      4,600,695
    Astellas Pharma                                      100,000      4,241,071
    Canon                                                 70,000      3,674,769
    East Japan Railway                                       800      5,535,715
    Fanuc                                                 40,000      3,687,169
    Komatsu                                              190,000      4,005,456
    Kubota                                               350,000      3,677,662
    Lawson                                               110,000      3,974,041
    Mitsubishi UFJ Financial Group                           400      4,828,042
    Nippon Oil                                           500,000      3,344,081
    Nippon Yusen (A)                                     525,000      4,006,076
    Oji Paper (A)                                        600,000      3,278,770
    Osaka Gas                                            810,000      3,140,625
    Shionogi (A)                                         175,000      3,096,065
                                                                   -------------
                                                                     58,535,178
                                                                   -------------
NETHERLANDS -- 1.9%
    TNT                                                  110,000      4,932,819
                                                                   -------------
PORTUGAL -- 1.9%
    Portugal Telecom                                     375,000      4,960,627
                                                                   -------------
SINGAPORE -- 1.9%
    DBS Group Holdings                                   350,000      5,011,226
                                                                   -------------
SPAIN -- 2.8%
    Inditex                                               85,000      4,801,380
    Repsol YPF (A)                                        80,000      2,613,441
                                                                   -------------
                                                                      7,414,821
                                                                   -------------
SWEDEN -- 1.4%
    Nordea Bank (A)                                      240,000      3,774,769
                                                                   -------------
SWITZERLAND -- 7.2%
    ABB                                                  250,000      4,407,758
    Credit Suisse Group                                   90,000      6,336,352
    Novartis                                              95,000      5,447,387
    Swiss Reinsurance                                     35,000      2,900,305
                                                                   -------------
                                                                     19,091,802
                                                                   -------------
TAIWAN -- 1.9%
    Acer                                               1,530,000      2,880,918
    Taiwan Semiconductor Manufacturing ADR               196,733      2,146,357
                                                                   -------------
                                                                      5,027,275
                                                                   -------------
UNITED KINGDOM -- 19.6%
    Barclays                                             390,000      5,649,077
    BG Group                                             375,000      4,906,974
    Cadbury Schweppes                                    250,000      2,813,772
    Cadbury Schweppes ADR                                 40,000      1,813,600
    Diageo                                               230,000      4,457,016
    GlaxoSmithKline ADR                                   80,000      4,330,400
    Kingfisher                                           900,000      4,214,786
    Lloyds TSB Group                                     425,000      4,837,486
    Persimmon                                            140,000      3,798,152

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                               JANUARY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                    ------------   -------------
UNITED KINGDOM -- CONTINUED
    Royal Bank of Scotland Group                         140,000   $  5,604,056
    Royal Dutch Shell, Cl B                               86,199      2,878,474
    Royal Dutch Shell, Cl B ADR                           20,000      1,354,200
    Scottish Power                                       158,730      2,320,923
    Trinity Mirror                                       300,000      2,806,922
                                                                   -------------
                                                                     51,785,838
                                                                   -------------

    TOTAL COMMON STOCK
        (Cost $165,522,075)                                         257,092,305
                                                                   -------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATION -- 1.9%
--------------------------------------------------------------------------------
    First Tennessee (B) (C)
           5.339%, 04/18/07
           (Cost $5,002,215)                          $5,000,000      5,002,215
                                                                   -------------
--------------------------------------------------------------------------------
MASTER NOTES -- 2.4%
--------------------------------------------------------------------------------
    Bear Stearns (B)
           5.513%, 02/07/07                            4,500,000      4,500,000
    JPMorgan (B)
           5.393%, 02/15/07                            2,000,000      2,000,000
                                                                   -------------

    TOTAL MASTER NOTES
        (Cost $6,500,000)                                             6,500,000
                                                                   -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.3%
--------------------------------------------------------------------------------
    Bank of America
       5.360%, dated 01/31/07, to be repurchased
       on 02/01/07, repurchase price $8,815,940
       (collateralized by American General 144A
       Private Placement, par value $7,808,000,
       7.570%, 12/01/45, with total market value
       $9,256,514)(B)                                  8,814,628      8,814,628
    Morgan Stanley
       5.000%, dated 01/31/07, to be repurchased
       on 02/01/07, repurchase price $7,777,975
       (collateralized by a U.S. Treasury
       obligation, par value $8,210,935, 4.000%,
       11/15/12, with  total market value
       $7,932,433)                                     7,776,895      7,776,895
                                                                   -------------

    TOTAL REPURCHASE AGREEMENTS
        (Cost $16,591,523)                                           16,591,523
                                                                   -------------

    TOTAL INVESTMENTS -- 107.7%
        (Cost $193,615,813)+                                       $285,186,043
                                                                   =============

        PERCENTAGES ARE BASED ON NET ASSETS OF $264,743,946.

    ADR AMERICAN DEPOSITARY RECEIPT

     CL CLASS

    (A) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN AT JANUARY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $19,669,885.

    (B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2007, WAS $20,316,843.

    (C) FLOATING RATE SECURITY. RATE DISCLOSED IS THE RATE IN EFFECT ON JANUARY 31, 2007.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                               JANUARY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

      + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
        WAS $193,615,813, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $92,143,364 AND $(573,134) RESPECTIVELY.

        FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 CSM-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.